QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 24, 2016	Jun. 25, 2016	Mar. 26, 2016	Dec. 26, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 31, 2016	Dec. 26, 2015	Dec. 27, 2014
Quarterly Financial Information Disclosure [Abstract]
NET SALES	$ 859,584	$ 826,665	$ 872,093	$ 682,151	$ 653,600	$ 762,275	$ 838,171	$ 633,025	$ 3,240,493	$ 2,887,071	$ 2,660,329
Gross profit	122,310	118,054	131,487	102,739	97,173	110,706	112,443	79,582	474,590	399,904	325,342
Net earnings	22,241	28,764	34,237	20,255	20,561	26,883	26,884	10,804	105,497	85,132	61,564
Net earnings attributable to controlling interest	$ 20,750	$ 27,819	$ 33,398	$ 19,212	$ 18,901	$ 25,556	$ 25,976	$ 10,162	$ 101,179	$ 80,595	$ 57,551
EARNINGS PER SHARE - BASIC (in dollars per share)	$ 1.02	$ 1.36	$ 1.64	$ 0.95	$ 0.93	$ 1.26	$ 1.29	$ 0.51	$ 4.97	$ 3.99	$ 2.87
EARNINGS PER SHARE - DILUTED (in dollars per share)	$ 1.02	$ 1.36	$ 1.64	$ 0.95	$ 0.93	$ 1.26	$ 1.28	$ 0.51	$ 4.96	$ 3.99	$ 2.86